Quarterly Holdings Report
for
Fidelity® Contrafund® K6
September 30, 2024
CONK6-NPRT3-1124
1.9883976.107
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	494,794	112,885
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	21,800	23,974,550
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	634,736	182,112
TOTAL AUSTRALIA		24,269,547
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	131,293	23,676,106
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	33,729	69,210,559
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	3,483,874	47,554,880
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	55,700	3,401,841
TOTAL BRAZIL		120,167,280
CANADA - 2.4%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (d)	508,514	3,635,875
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	160,568	16,447,995
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	108,442	7,824,951
TOTAL CONSUMER DISCRETIONARY		24,272,946

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	178,733	9,881,228
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd (e)	167,896	2,837,888
Cameco Corp (United States) (e)	316,180	15,100,757
Canadian Natural Resources Ltd	2,163,702	71,848,761
PrairieSky Royalty Ltd	270,042	5,488,894
Suncor Energy Inc	82,179	3,033,292
		98,309,592
Financials - 0.8%
Banks - 0.3%
Royal Bank of Canada (e)	728,594	90,936,203
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	13,075	618,149
Brookfield Asset Management Ltd Class A (United States)	581,867	27,516,491
Brookfield Corp Class A	106,542	5,658,554
		33,793,194
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	69,401	87,629,122
Intact Financial Corp	342,160	65,702,208
		153,331,330
TOTAL FINANCIALS		278,060,727

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (e)	126,407	10,174,499
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	292,927	25,052,953
Professional Services - 0.1%
Thomson Reuters Corp	177,147	30,216,305
TOTAL INDUSTRIALS		65,443,757

Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	887,560	71,105,865
Software - 0.0%
Constellation Software Inc/Canada	1,159	3,770,638
TOTAL INFORMATION TECHNOLOGY		74,876,503

Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	54,586	4,397,312
Alamos Gold Inc Class A	183,682	3,660,194
B2Gold Corp	7,376,871	22,799,601
Franco-Nevada Corp	226,022	28,072,887
High Power Exploration Inc (b)(c)(d)	2,010,004	2,653,205
Ivanhoe Mine Ltd (b)(f)	1,332,254	19,819,550
Ivanhoe Mine Ltd Class A (b)(e)	13,165,185	195,854,577
Lundin Gold Inc	398,571	8,620,061
Novagold Resources Inc (b)	1,503,920	6,193,822
Orla Mining Ltd (b)	22,165	89,155
		292,160,364
TOTAL CANADA		846,640,992
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	600,590	21,427,830
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	417,400	8,863,651
TOTAL CHINA		30,291,481
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	268,932	31,898,433
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	106,950	1,705,853
FRANCE - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
L'Oreal SA	51,575	23,133,290
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	29,010	6,865,382
TOTAL FRANCE		29,998,672
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	102,644	27,199,290
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	2,039,203	11,678,835
Bank of Ireland Group PLC	661,175	7,381,949
		19,060,784
Financial Services - 0.0%
Circle Internet Financial LLC (c)	175,323	5,087,874
Circle Internet Financial LLC (c)	118,667	3,443,716
		8,531,590
TOTAL FINANCIALS		27,592,374

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	102,477	36,223,570
TOTAL IRELAND		63,815,944
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	3,005,834	54,165,129
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	10,957	1,831,681
Software - 0.0%
Check Point Software Technologies Ltd (b)(e)	132,717	25,589,165
TOTAL INFORMATION TECHNOLOGY		27,420,846

TOTAL ISRAEL		81,585,975
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	432,494	3,338,068
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	201,225	9,091,346
TOTAL ITALY		12,429,414
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	133,316	3,427,397
Specialty Retail - 0.1%
Fast Retailing Co Ltd	68,462	22,715,500
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	280,173	5,885,914
TOTAL CONSUMER DISCRETIONARY		32,028,811

Industrials - 0.1%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	724,574	10,828,032
Trading Companies & Distributors - 0.1%
ITOCHU Corp	211,904	11,420,586
Mitsui & Co Ltd	272,714	6,098,986
		17,519,572
TOTAL INDUSTRIALS		28,347,604

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	228,444	10,744,011
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	413,228	6,848,373
TOTAL JAPAN		77,968,799
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	253,820	46,954,525
Broadline Retail - 0.2%
Coupang Inc Class A (b)	3,118,651	76,562,883
TOTAL CONSUMER DISCRETIONARY		123,517,408

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	414,480	19,325,933
TOTAL KOREA (SOUTH)		142,843,341
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (e)	93,397	4,603,538
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	1,895,225	49,581,403
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	2,300	3,600,925
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	41,707	22,608,531
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	8,547	7,121,788
TOTAL NETHERLANDS		82,912,647
SPAIN - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA (e)	66,658	3,947,919
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	3,337,620	17,101,524
TOTAL SPAIN		21,049,443
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	119,150	3,702,668
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	1,365,380	68,473,807
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	716,281	22,055,040
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Straumann Holding AG	28,540	4,668,438
TOTAL SWITZERLAND		95,197,285
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	675,899	117,383,379
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	42,979	10,161,955
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(f)(g)	5,508,949	11,379,218
Flutter Entertainment PLC (United Kingdom) (b)	47,535	11,169,249
		22,548,467
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	4,139,223	17,542,571
Capital Markets - 0.1%
London Stock Exchange Group PLC	170,803	23,384,819
TOTAL FINANCIALS		40,927,390

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	5,561,475	39,361,298
Professional Services - 0.0%
RELX PLC	75,178	3,549,629
TOTAL INDUSTRIALS		42,910,927

TOTAL UNITED KINGDOM		106,386,784
UNITED STATES - 92.6%
Communication Services - 21.2%
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class C (b)(e)	912,835	70,680,814
Liberty Media Corp-Liberty Live Class C (b)	48,687	2,499,104
Netflix Inc (b)	973,790	690,680,033
ROBLOX Corp Class A (b)	74,700	3,306,222
Spotify Technology SA (b)	72,376	26,672,727
TKO Group Holdings Inc Class A	28,090	3,475,014
Walt Disney Co/The	186,259	17,916,253
		815,230,167
Interactive Media & Services - 18.9%
Alphabet Inc Class A	5,019,025	832,405,296
Alphabet Inc Class C	4,181,666	699,132,739
Bumble Inc Class A (b)	28,944	184,663
Epic Games Inc (b)(c)(d)	14,010	8,406,000
Meta Platforms Inc Class A	8,948,577	5,122,523,418
Reddit Inc Class A	458,861	30,248,117
Reddit Inc Class B (b)	97,531	6,429,244
		6,699,329,477
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	35,484	7,322,478
TOTAL COMMUNICATION SERVICES		7,521,882,122

Consumer Discretionary - 8.9%
Automobiles - 0.1%
General Motors Co	475,286	21,311,824
Rad Power Bikes Inc (b)(c)(d)	331,574	82,894
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	389,358	237,508
Tesla Inc (b)	76,667	20,058,387
		41,690,613
Broadline Retail - 5.2%
Amazon.com Inc (b)	9,860,043	1,837,221,812
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	140,597	39,651,166
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	1,002,509	127,128,167
Booking Holdings Inc	18,774	79,078,341
Cava Group Inc (b)	276,004	34,183,095
Chipotle Mexican Grill Inc (b)	1,376,049	79,287,943
DoorDash Inc Class A (b)	26,700	3,810,891
Hilton Worldwide Holdings Inc	443,223	102,162,902
Starbucks Corp	216,800	21,135,832
Texas Roadhouse Inc	19,170	3,385,422
Viking Holdings Ltd	501,862	17,509,965
		467,682,558
Household Durables - 0.7%
DR Horton Inc	255,477	48,737,348
Garmin Ltd	68,277	12,018,800
Lennar Corp Class A	808,434	151,565,207
Mohawk Industries Inc (b)	55,336	8,891,388
PulteGroup Inc	298,563	42,852,747
		264,065,490
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	120,720	16,888,728
Chewy Inc Class A (b)	96,469	2,825,577
Dick's Sporting Goods Inc	217,863	45,468,008
Fanatics Inc Class A (b)(c)(d)	332,480	24,507,101
Gap Inc/The (e)	1,073,564	23,672,086
Group 1 Automotive Inc	1,642	628,952
O'Reilly Automotive Inc (b)	80,890	93,152,924
Ross Stores Inc	143,102	21,538,282
TJX Cos Inc/The	1,158,216	136,136,709
Williams-Sonoma Inc	682,710	105,765,433
		470,583,800
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (b)	72,496	10,498,146
Deckers Outdoor Corp (b)	127,638	20,351,879
NIKE Inc Class B	43,800	3,871,920
Ralph Lauren Corp Class A (e)	76,798	14,888,828
VF Corp (e)	480,143	9,578,853
		59,189,626
TOTAL CONSUMER DISCRETIONARY		3,180,085,065

Consumer Staples - 2.0%
Beverages - 0.4%
Coca-Cola Co/The	1,823,439	131,032,327
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	92,844	34,882,419
Costco Wholesale Corp	547,927	485,748,244
Walmart Inc	520,689	42,045,637
		562,676,300
Food Products - 0.0%
Bowery Farming Inc (b)(c)	57,529	1,151
Bowery Farming Inc warrants (b)(c)(d)	20,213	404
Mondelez International Inc	274,013	20,186,538
		20,188,093
Household Products - 0.0%
Colgate-Palmolive Co	33,498	3,477,426
Procter & Gamble Co/The	38,224	6,620,397
		10,097,823
TOTAL CONSUMER STAPLES		723,994,543

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy Inc	72,414	12,484,173
Exxon Mobil Corp	2,557,225	299,757,915
Hess Corp	181,970	24,711,526
Marathon Petroleum Corp	147,740	24,068,323
Sable Offshore Corp (d)	1,076,300	25,432,969
Shell PLC ADR	415,137	27,378,285
Valero Energy Corp	138,891	18,754,452
		432,587,643
Financials - 15.2%
Banks - 2.2%
Bank of America Corp	3,715,543	147,432,746
Citigroup Inc	732,901	45,879,603
East West Bancorp Inc	66,034	5,463,653
First Citizens BancShares Inc/NC Class A	18,866	34,731,363
JPMorgan Chase & Co	2,135,537	450,299,332
Wells Fargo & Co	1,989,011	112,359,231
		796,165,928
Capital Markets - 0.8%
Bank of New York Mellon Corp/The	528,217	37,957,674
Blackstone Inc	84,208	12,894,771
Goldman Sachs Group Inc/The	102,665	50,830,468
Interactive Brokers Group Inc Class A (e)	54,236	7,558,329
KKR & Co Inc Class A	156,912	20,489,569
Moody's Corp	85,920	40,776,773
Morgan Stanley	1,090,082	113,630,148
MSCI Inc	15,234	8,880,356
S&P Global Inc	7,016	3,624,606
Tulco LLC (b)(c)(d)(h)	1,552	1,161,997
		297,804,691
Consumer Finance - 0.7%
American Express Co	677,100	183,629,520
Capital One Financial Corp	241,966	36,229,569
Discover Financial Services	149,330	20,949,505
		240,808,594
Financial Services - 9.7%
Berkshire Hathaway Inc Class A (b)	3,938	2,721,866,841
Fiserv Inc (b)	84,126	15,113,236
Mastercard Inc Class A	251,393	124,137,863
PayPal Holdings Inc (b)	573,716	44,767,059
Toast Inc Class A (b)	123,881	3,507,071
Visa Inc Class A	1,866,502	513,194,725
		3,422,586,795
Insurance - 1.8%
American International Group Inc	1,273,939	93,290,553
Arthur J Gallagher & Co	182,353	51,308,664
Chubb Ltd	469,384	135,365,652
Hartford Financial Services Group Inc/The	60,969	7,170,564
Marsh & McLennan Cos Inc	359,672	80,239,226
Progressive Corp/The	777,605	197,325,045
Travelers Cos Inc/The	331,815	77,684,528
		642,384,232
TOTAL FINANCIALS		5,399,750,240

Health Care - 11.3%
Biotechnology - 3.4%
Alnylam Pharmaceuticals Inc (b)	123,412	33,942,002
Apogee Therapeutics Inc (b)	61,288	3,600,057
Avidity Biosciences Inc (b)	173,647	7,975,607
Denali Therapeutics Inc (b)	181,553	5,288,639
Gilead Sciences Inc	41,800	3,504,512
Incyte Corp (b)	55,695	3,681,440
Insmed Inc (b)	62,773	4,582,429
Janux Therapeutics Inc (b)	71,838	3,263,600
Krystal Biotech Inc (b)	1,912	348,041
Moderna Inc (b)	90,491	6,047,514
Recursion Pharmaceuticals Inc Class A (b)(e)	470,633	3,101,471
Regeneron Pharmaceuticals Inc (b)	672,384	706,836,956
United Therapeutics Corp (b)	32,309	11,577,930
Vaxcyte Inc (b)	124,680	14,247,184
Vertex Pharmaceuticals Inc (b)	857,521	398,815,867
Viking Therapeutics Inc (b)	51,120	3,236,407
		1,210,049,656
Health Care Equipment & Supplies - 1.4%
Alcon Inc (United States)	400,061	40,034,104
Boston Scientific Corp (b)	1,901,906	159,379,723
Cooper Cos Inc/The (b)	48,694	5,372,896
Intuitive Surgical Inc (b)	472,485	232,117,706
Stryker Corp	188,589	68,129,662
		505,034,091
Health Care Providers & Services - 2.2%
BrightSpring Health Services Inc (b)	78,689	1,155,155
Elevance Health Inc	14,816	7,704,320
HCA Healthcare Inc	104,054	42,290,667
Tenet Healthcare Corp (b)	396,954	65,973,755
UnitedHealth Group Inc	1,132,022	661,870,623
		778,994,520
Health Care Technology - 0.0%
Doximity Inc Class A (b)	86,900	3,786,233
Veeva Systems Inc Class A (b)	21,946	4,605,807
		8,392,040
Life Sciences Tools & Services - 0.2%
Danaher Corp	108,567	30,183,798
IQVIA Holdings Inc (b)	14,427	3,418,766
Mettler-Toledo International Inc (b)	2,742	4,112,177
Thermo Fisher Scientific Inc	20,112	12,440,680
Veterinary Emergency Group (b)(c)(d)(h)	203,735	13,204,065
		63,359,486
Pharmaceuticals - 4.1%
Eli Lilly & Co	1,335,698	1,183,348,287
Intra-Cellular Therapies Inc (b)	282,601	20,677,915
Merck & Co Inc	1,994,400	226,484,064
Royalty Pharma PLC Class A	266,898	7,550,544
		1,438,060,810
TOTAL HEALTH CARE		4,003,890,603

Industrials - 6.0%
Aerospace & Defense - 1.7%
Axon Enterprise Inc (b)	89,066	35,590,774
GE Aerospace	1,862,144	351,163,116
General Dynamics Corp	44,735	13,518,917
HEICO Corp (e)	6,115	1,598,950
Howmet Aerospace Inc	464,913	46,607,528
Loar Holdings Inc (e)	43,391	3,236,535
Lockheed Martin Corp	3,809	2,226,589
Relativity Space Inc warrants (b)(c)(d)	24,482	312,634
Space Exploration Technologies Corp (b)(c)(d)	505,154	56,577,248
Space Exploration Technologies Corp Class C (b)(c)(d)	149,787	16,776,144
TransDigm Group Inc	62,753	89,556,689
		617,165,124
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	87,466	3,669,198
Building Products - 0.5%
Carrier Global Corp	451,900	36,373,431
Fortune Brands Innovations Inc	12,451	1,114,738
Trane Technologies PLC	328,235	127,594,792
		165,082,961
Commercial Services & Supplies - 0.6%
Cintas Corp	301,532	62,079,408
Clean Harbors Inc (b)	161,226	38,969,936
GFL Environmental Inc Subordinate Voting Shares	1,036,822	41,359,420
Republic Services Inc	121,838	24,469,944
Veralto Corp	219,652	24,570,273
Waste Connections Inc (United States)	37,693	6,740,262
		198,189,243
Electrical Equipment - 1.3%
Eaton Corp PLC	542,049	179,656,721
GE Vernova Inc	747,803	190,674,809
Generac Holdings Inc (b)	62,058	9,859,775
Hubbell Inc	192,801	82,586,308
Vertiv Holdings Co Class A	35,400	3,521,946
		466,299,559
Ground Transportation - 0.2%
Uber Technologies Inc (b)	859,191	64,576,796
Industrial Conglomerates - 0.2%
3M Co	557,929	76,268,894
Machinery - 0.7%
Caterpillar Inc	205,959	80,554,684
Ingersoll Rand Inc	83,917	8,237,293
PACCAR Inc	767,474	75,734,334
Parker-Hannifin Corp	97,074	61,333,295
Westinghouse Air Brake Technologies Corp	77,066	14,008,287
		239,867,893
Professional Services - 0.2%
CACI International Inc (b)	7,100	3,582,376
Paycom Software Inc	42,116	7,015,262
UL Solutions Inc Class A	86,640	4,271,352
Verisk Analytics Inc	200,489	53,723,033
		68,592,023
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	60,274	11,968,608
FTAI Aviation Ltd	58,070	7,717,503
United Rentals Inc	71,513	57,906,221
WW Grainger Inc	146,738	152,432,902
		230,025,234
TOTAL INDUSTRIALS		2,129,736,925

Information Technology - 25.1%
Communications Equipment - 0.9%
Arista Networks Inc (b)	743,357	285,315,284
Motorola Solutions Inc	52,031	23,394,698
		308,709,982
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	10,040,600	654,245,496
IT Services - 0.1%
Cloudflare Inc Class A (b)	84,839	6,862,627
Gartner Inc (b)	36,837	18,667,518
GoDaddy Inc Class A (b)	45,098	7,070,464
X Holdings Corp Class A (b)(c)(d)	102,340	2,178,818
		34,779,427
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices Inc (b)	856,506	140,535,504
Analog Devices Inc	241,808	55,656,947
Applied Materials Inc	399,245	80,667,452
ARM Holdings PLC ADR (e)	145,737	20,841,848
Astera Labs Inc (b)	63,111	3,306,385
Broadcom Inc	1,730,744	298,553,341
Credo Technology Group Holding Ltd (b)	115,318	3,551,794
KLA Corp	38,829	30,069,566
Lam Research Corp	1,050	856,884
Monolithic Power Systems Inc	107,929	99,780,361
NVIDIA Corp	24,951,210	3,030,074,943
QUALCOMM Inc	421,633	71,698,692
		3,835,593,717
Software - 7.7%
Adobe Inc (b)	18,886	9,778,793
Alkami Technology Inc (b)	12,600	397,404
Applied Intuition Inc Class A (c)(d)	34,979	2,087,897
Atlassian Corp Class A (b)	10,328	1,640,190
Aurora Innovation Inc Class A (b)(e)	1,976,097	11,698,494
Cadence Design Systems Inc (b)	290,625	78,768,094
Clear Secure Inc Class A (e)	578,802	19,181,498
Coreweave Inc Class A (c)	23,380	19,831,384
CyberArk Software Ltd (b)(e)	89,505	26,100,553
Datadog Inc Class A (b)	78,725	9,058,099
Fair Isaac Corp (b)	479	930,946
Figma Inc Class A (c)(d)	264,700	6,440,151
Fortinet Inc (b)	324,285	25,148,302
Gusto Inc (b)(c)(d)	50,300	1,763,518
Intuit Inc	9,081	5,639,301
Klaviyo Inc Class A (e)	10,561	373,648
Microsoft Corp	5,040,877	2,169,089,373
Monday.com Ltd (b)	17,772	4,936,528
Onestream Inc Class A (e)	63,322	2,146,616
OpenAI Global LLC rights (b)(c)(d)	17,923,644	17,923,644
Oracle Corp	21,400	3,646,560
Palo Alto Networks Inc (b)	37,858	12,939,864
Rubrik Inc Class A (b)(e)	82,390	2,648,839
Salesforce Inc	432,241	118,308,684
Samsara Inc Class A (b)(e)	533,467	25,670,432
Servicenow Inc (b)	122,597	109,649,531
Stripe Inc Class B (b)(c)(d)	75,100	2,066,001
Synopsys Inc (b)	80,111	40,567,409
Tanium Inc Class B (b)(c)(d)	449,538	3,753,642
Zoom Video Communications Inc Class A (b)	181,653	12,668,480
		2,744,853,875
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	5,705,617	1,329,408,761
Dell Technologies Inc Class C	139,879	16,581,257
		1,345,990,018
TOTAL INFORMATION TECHNOLOGY		8,924,172,515

Materials - 0.8%
Chemicals - 0.2%
Linde PLC	39,910	19,031,483
Sherwin-Williams Co/The	110,158	42,044,004
Westlake Corp	100,987	15,177,336
		76,252,823
Construction Materials - 0.1%
CRH PLC	251,333	23,308,622
Vulcan Materials Co	43,350	10,856,141
		34,164,763
Containers & Packaging - 0.0%
International Paper Co	235,668	11,512,381
Metals & Mining - 0.5%
ATI Inc (b)	239,679	16,036,922
Freeport-McMoRan Inc	2,091,698	104,417,564
Ivanhoe Electric Inc / US (b)	995,072	8,418,309
Nucor Corp	73,000	10,974,820
Steel Dynamics Inc	208,910	26,339,373
		166,186,988
TOTAL MATERIALS		288,116,955

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	134,891	17,270,095
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	46,569	5,796,909
TOTAL REAL ESTATE		23,067,004

Utilities - 0.8%
Electric Utilities - 0.7%
American Electric Power Co Inc	34,882	3,578,893
Constellation Energy Corp	768,789	199,900,517
NextEra Energy Inc	17,600	1,487,728
NRG Energy Inc	242,264	22,070,250
PG&E Corp	348,321	6,886,306
Southern Co/The	51,300	4,626,234
		238,549,928
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	437,138	51,818,338
TOTAL UTILITIES		290,368,266

TOTAL UNITED STATES		32,917,651,881
TOTAL COMMON STOCKS (Cost $17,134,576,822)		34,873,540,707

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (c)(d)(i)	3,132	3,444,417
Canva Inc Series A2 (c)(d)(i)	568	624,658

TOTAL AUSTRALIA		4,069,075
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)(i)	1,289,012	2,822,936
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(i)	80,736	20,116,989
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	43,228	10,807
Rad Power Bikes Inc Series C (b)(c)(d)	170,098	112,265
Rad Power Bikes Inc Series D (b)(c)(d)(i)	404,900	449,439
		572,511
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(i)	2,700	642,816
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,352	261,334
GoBrands Inc Series H (b)(c)(d)	11,788	473,406
		734,740
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	57,282	1,481,313
Tenstorrent Holdings Inc Series C1 (c)(d)(i)	63,948	4,756,452
		6,237,765
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	486,500	1,517,880
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	190,800	2,385,000
Lyra Health Inc Series F (b)(c)(d)	11,519	143,988
Somatus Inc Series E (b)(c)(d)	2,766	3,300,391
		5,829,379
TOTAL HEALTH CARE		7,347,259

Industrials - 0.6%
Aerospace & Defense - 0.5%
Relativity Space Inc Series D (b)(c)(d)	207,384	3,316,070
Relativity Space Inc Series E (b)(c)(d)	143,887	2,625,938
Relativity Space Inc Series F (c)(d)	244,823	4,455,779
Space Exploration Technologies Corp Series G (b)(c)(d)	11,832	13,251,840
Space Exploration Technologies Corp Series J (c)(d)	79,868	89,452,160
Space Exploration Technologies Corp Series N (b)(c)(d)	49,490	55,428,800
		168,530,587
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	178,019	7,467,897
Zipline International Inc Series F (b)(c)(d)	286,824	12,032,267
Zipline International Inc Series G (c)(d)	190,338	7,984,679
		27,484,843
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	47,990	6,108,647
TOTAL INDUSTRIALS		202,124,077

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	45,533	2,717,865
Applied Intuition Inc Series B2 (c)(d)	21,955	1,310,494
Asapp Inc Series C (b)(c)(d)	204,122	383,749
Carbon Inc Series D (b)(c)(d)	9,678	66,875
Carbon Inc Series E (b)(c)(d)	7,351	60,719
Gusto Inc Series D (b)(c)(d)	184,203	6,458,157
Gusto Inc Series E (b)(c)(d)	28,063	983,889
MOLOCO Inc Series A (b)(c)(d)	95,881	5,308,931
Nuro Inc/CA Series C (b)(c)(d)	405,967	1,169,185
Nuro Inc/CA Series D (b)(c)(d)	114,603	424,031
Stripe Inc Series H (b)(c)(d)	29,000	797,790
Stripe Inc Series I (b)(c)(d)(i)	321,951	8,856,872
		28,538,557
TOTAL UNITED STATES		246,197,725
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $203,918,853)		273,206,725

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $389,358)	389,358	547,470

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.89	339,933,710	340,001,697
Fidelity Securities Lending Cash Central Fund (j)(k)	4.89	183,175,023	183,193,341
TOTAL MONEY MARKET FUNDS (Cost $523,194,045)			523,195,038

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $17,862,079,078)	35,670,489,940
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(129,383,666)
NET ASSETS - 100.0%	35,541,106,274

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $508,142,229 or 1.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,663,344 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,843,794 or 0.1% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	1,043,678

Applied Intuition Inc Class A	7/02/24	2,088,068

Applied Intuition Inc Series A2	7/02/24	2,718,088

Applied Intuition Inc Series B2	7/02/24	1,310,602

Asapp Inc Series C	4/30/21	1,346,613

Beta Technologies Inc Series B, 6%	4/04/22	4,951,128

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	8,846,581

Canva Inc Class A	3/18/24	23,253,212

Canva Inc Series A	9/22/23	3,340,783

Canva Inc Series A2	9/22/23	605,864

Carbon Inc Series D	12/15/17	225,990

Carbon Inc Series E	3/22/19	205,787

Discord Inc Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games Inc	7/13/20 - 7/30/20	8,055,750

Fanatics Inc Class A	8/13/20 - 12/15/21	12,844,485

Figma Inc Class A	5/15/24	6,139,187

GoBrands Inc Series G	3/02/21	2,085,639

GoBrands Inc Series H	7/22/21	4,579,527

Gusto Inc	10/01/21	1,448,054

Gusto Inc Series D	7/16/19	2,452,184

Gusto Inc Series E	7/13/21	852,984

High Power Exploration Inc	6/03/24	2,653,205

High Power Exploration Inc Series A	11/15/19 - 3/04/21	6,793,093

Lionsgate Studios Corp	12/22/23	4,896,990

Lyra Health Inc Series E	1/14/21	1,747,079

Lyra Health Inc Series F	6/04/21	180,899

MOLOCO Inc Series A	6/26/23	5,752,860

Nuro Inc/CA Series C	10/30/20	5,299,737

Nuro Inc/CA Series D	10/29/21	2,388,982

OpenAI Global LLC rights	9/30/24	17,923,644

Rad Power Bikes Inc	1/21/21	1,599,460

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	389,358

Rad Power Bikes Inc Series A	1/21/21	208,525

Rad Power Bikes Inc Series C	1/21/21	820,526

Rad Power Bikes Inc Series D	9/17/21	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series D	11/20/20	3,095,642

Relativity Space Inc Series E	5/27/21	3,285,674

Relativity Space Inc Series F	11/14/23	5,549,403

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	10,763,000

Somatus Inc Series E	1/31/22	2,413,708

Space Exploration Technologies Corp	2/16/21 - 7/01/24	45,025,815

Space Exploration Technologies Corp Class C	4/02/24 - 7/01/24	14,860,344

Space Exploration Technologies Corp Series G	9/07/23	9,583,920

Space Exploration Technologies Corp Series J	9/07/23	64,693,080

Space Exploration Technologies Corp Series N	8/04/20	13,362,300

Starling Bank Ltd Class D	6/18/21 - 4/05/22	8,226,276

Stripe Inc Class B	5/18/21	3,013,641

Stripe Inc Series H	3/15/21	1,163,625

Stripe Inc Series I	3/20/23 - 5/12/23	6,482,207

Tanium Inc Class B	9/18/20	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/21	3,801,992

Tulco LLC	8/24/17 - 9/07/18	734,215

Veterinary Emergency Group	9/16/21 - 11/13/23	8,281,713

X Holdings Corp Class A	10/25/22	10,234,000

Zipline International Inc	10/12/21	3,148,776

Zipline International Inc Series E	12/21/20	5,808,653

Zipline International Inc Series F	4/11/23	11,529,493

Zipline International Inc Series G	6/07/24	7,983,975

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,100,128,067	2,299,575,721	3,059,696,354	30,770,017	(5,737)	-	340,001,697	0.7%
Fidelity Securities Lending Cash Central Fund	251,076,876	1,275,834,485	1,343,718,020	345,424	-	-	183,193,341	0.7%
Total	1,351,204,943	3,575,410,206	4,403,414,374	31,115,441	(5,737)	-	523,195,038

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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